CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	DEFICIT	NCI	AOCI	Total
Balance at Aug. 31, 2018	$ 75,533	$ 22,095,682	$ (19,768,782)		$ (14,247)	$ 2,388,186
Balance (Shares) at Aug. 31, 2018	75,533,471
Shares issued for services	$ 250	234,250				$ 234,500	[1]
Shares issued for services (Shares)	250,000					250,000	[1]
Stock based compensation		626,692				$ 626,692
Private Placement	$ 947	1,469,363				1,470,310
Private Placement (Shares)	947,150
Warrants issued for services		52,817				52,817
Exercise of stock options	$ 430	65,820				$ 66,250
Exercise of stock options (in shares)	430,000					430,000
Exercise of warrants	$ 1,627	794,496				$ 796,123
Exercise of warrants (in shares)	1,626,513
Net loss			(4,099,420)			(4,099,420)
Net loss non-controlling interest						(58,993)
Non-controlling Interest				$ (58,993)		(58,993)
Other comprehensive income (loss)					14,247	14,247
Subsidiary Investment		833,333		166,667		1,000,000
Balance at Aug. 31, 2019	$ 78,787	26,172,453	(23,868,202)	107,674	0	2,490,712
Balance (Shares) at Aug. 31, 2019	78,787,134
Shares issued for services	$ 347	99,653				$ 100,000	[1]
Shares issued for services (Shares)	347,222					347,222	[1]
Stock based compensation		1,139,270				$ 1,139,270
Private Placement	$ 10,690	2,627,336				2,638,026
Private Placement (Shares)	10,689,956
Warrants issued for services		168,833				168,833
Exercise of stock options	$ 220	29,810				$ 30,030
Exercise of stock options (in shares)	220,000					220,000
Net loss			(3,933,996)		0	$ (3,933,996)
Net loss non-controlling interest						(150,617)
Non-controlling Interest				(150,617)		(150,617)
Balance at Aug. 31, 2020	$ 90,044	$ 30,237,355	$ (27,802,198)	$ (42,943)	$ 0	$ 2,482,258
Balance (Shares) at Aug. 31, 2020	90,044,312

[1]	The Company awarded the restricted common shares as required by consulting contracts.